Property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	€ 181.3	€ 177.4
Property, plant and equipment	184.8	181.3	€ 177.4
Land and buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	239.2	226.0
Additions	14.2	14.2
Disposals	(1.0)	(1.8)
Effect of movements in foreign exchange	(2.4)	(0.8)
Disposals, property, plant and equipment	1.0	1.8
Property, plant and equipment	254.8	239.2	226.0
Disposals, property, plant and equipment	1.0	1.8
Land and buildings | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(57.9)	(48.6)
Disposals	0.1	1.5
Effect of movements in foreign exchange	1.3	0.3
Depreciation	10.9	10.5
Disposals, property, plant and equipment	(0.1)	(1.5)
Property, plant and equipment	(70.0)	(57.9)	(48.6)
Disposals, property, plant and equipment	(0.1)	(1.5)
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	310.8	309.1
Property, plant and equipment	325.1	310.8	309.1
Plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	577.2	528.6
Additions	49.5	49.1
Increase (decrease) through transfers and other changes, property, plant and equipment	9.7
Disposals	(3.4)	(1.9)
Effect of movements in foreign exchange	(9.0)	(1.4)
Disposals, property, plant and equipment	3.4	1.9
Property, plant and equipment	642.0	577.2	528.6
Disposals, property, plant and equipment	3.4	1.9
Plant and equipment | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(266.4)	(219.5)
Disposals	3.3	1.0
Effect of movements in foreign exchange	6.3	0.8
Depreciation	47.5	47.1
Disposals, property, plant and equipment	(3.3)	(1.0)
Property, plant and equipment	(316.9)	(266.4)	(219.5)
Disposals, property, plant and equipment	(3.3)	(1.0)
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	9.5	7.4
Property, plant and equipment	8.7	9.5	7.4
Computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	18.3	14.2
Additions	2.3	4.3
Disposals	(5.2)	(0.3)
Effect of movements in foreign exchange	(0.1)	(0.1)
Disposals, property, plant and equipment	5.2	0.3
Property, plant and equipment	15.5	18.3	14.2
Disposals, property, plant and equipment	5.2	0.3
Computer equipment | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(8.8)	(6.8)
Disposals	5.1	0.2
Effect of movements in foreign exchange	0.1	0.1
Depreciation	3.0	2.1
Disposals, property, plant and equipment	(5.1)	(0.2)
Property, plant and equipment	(6.8)	(8.8)	(6.8)
Disposals, property, plant and equipment	(5.1)	(0.2)
Property, plant and equipment	€ 591.1	563.7
Guarantor Group, Percentage Of Consolidated Gross Assets Or Adjusted EBITDA Individually Held	5.00%
Guarantor Group, Percentage Of Consolidated Gross Assets Or Adjusted EBITDA Held In Total	80.00%
Property, plant and equipment	€ 501.6	493.9
Increase (decrease) through transfers and other changes, property, plant and equipment	9.7
Depreciation	88.1	87.3	79.8
Property, plant and equipment	518.6	501.6	493.9
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	834.7	768.8
Additions	66.0	67.6
Increase (decrease) through transfers and other changes, property, plant and equipment	9.7
Disposals	(9.6)	(4.0)
Effect of movements in foreign exchange	(11.5)	(2.3)
Disposals, property, plant and equipment	9.6	4.0
Property, plant and equipment	912.3	834.7	768.8
Disposals, property, plant and equipment	9.6	4.0
Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(333.1)	(274.9)
Disposals	8.5	2.7
Effect of movements in foreign exchange		1.2
Depreciation	61.4	59.7
Disposals, property, plant and equipment	(8.5)	(2.7)
Property, plant and equipment	(393.7)	(333.1)	€ (274.9)
Disposals, property, plant and equipment	(8.5)	€ (2.7)
Accumulated depreciation and amortisation [member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Effect of movements in foreign exchange	€ 7.7